DoubleLine Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 9.2%
543,342	AASET Ltd., Series 2019-2-C	6.41	% (a)(i)	10/16/2039	378,455
999,022	Business Jet Securities LLC, Series 2021-1A-C	5.07	% (a)(i)	04/15/2036	1,000,667
9,500	Flagship Credit Auto Trust, Series 2018-4-R	8.10	% (a)(f)(i)	03/16/2026	1,076,528
1,216,849	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(h)(i)	12/15/2044	956,824
971,021	Pioneer Aircraft Finance Ltd., Series 2019-1-C	6.90	% (a)(i)	06/15/2044	775,386
1,980,607	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	1,963,437
20,000	SoFi Consumer Loan Program Trust, Series 2021-A-R1	10.20	% (a)(f)(i)	08/17/2043	436,162
20,000	SoFi Professional Loan Program, Series 2018-A-R1	6.11	% (a)(f)(i)	02/25/2042	540,102
5,930	SoFi Professional Loan Program, Series 2018-A-R2	6.11	% (a)(f)(i)	02/25/2042	160,140
10,000	SoFi Professional Loan Program, Series 2021-B-R1	7.13	% (a)(f)(i)	02/15/2047	611,373
1,130,354	START Ireland, Series 2019-1-C	6.41	% (a)(i)	03/15/2044	883,923
1,386,940	Sunnova Helios Issuer LLC, Series 2019-AA-B	4.49	% (a)	06/20/2046	1,444,539
2,096,923	Wave LLC, Series 2019-1-C	6.41	% (a)(i)	09/15/2044	1,694,179

Total Asset Backed Obligations (Cost $13,174,151)					11,921,715

Collateralized Loan Obligations - 16.3%
700,000	AIMCO, Series 2021-15A-E (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.04	% (a)	10/17/2034	692,396
1,250,000	Apidos Ltd., Series 2021-35A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.88	% (a)	04/20/2034	1,241,921
500,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.42	% (a)	04/25/2034	497,831
500,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	6.53	% (a)	04/15/2034	495,701
500,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	6.30	% (a)	07/15/2034	495,852
500,000	CIFC Funding Ltd., Series 2015-4A-CR2 (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.13	% (a)	04/20/2034	498,884
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.12	% (a)	07/15/2033	497,226
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	07/21/2030	997,509
2,000,000	Highbridge Loan Management Ltd., Series 12A-18-C (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.87	% (a)	07/18/2031	1,960,089
900,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	3.57	% (a)	07/15/2027	903,418
500,000	Madison Park Funding Ltd., Series 2021-48A-E (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.37	% (a)	04/19/2033	501,254
1,275,000	Magnetite Ltd., Series 2021-29A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	01/15/2034	1,254,868
500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.43	% (a)	04/20/2034	499,709
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.02	% (a)	07/15/2029	1,001,231
500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	2.97	% (a)	07/25/2030	490,927

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.62	% (a)	04/15/2034	495,831
500,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.38	% (a)	07/02/2035	499,018
1,000,000	OHA Credit Funding Ltd., Series 2019-4A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.33	% (a)	10/22/2036	1,005,511
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	6.28	% (a)	07/20/2034	495,715
1,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.92	% (a)	04/15/2036	981,589
1,000,000	Sound Point Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	6.99	% (a)	07/20/2034	987,589
3,500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	4.84	% (a)	11/26/2032	3,518,179
500,000	Venture Ltd., Series 2020-39A-D (3 Month LIBOR USD + 4.25%, 4.25% Floor)	4.37	% (a)	04/15/2033	502,612
500,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	3.97	% (a)	04/15/2035	503,492

Total Collateralized Loan Obligations (Cost $20,914,461)					21,018,352

Non-Agency Commercial Mortgage Backed Obligations - 19.9%
1,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	04/15/2034	995,194
191,092	Banc of America Commercial Mortgage Trust, Series 2007-4-G	5.87	% (a)(b)	02/10/2051	191,486
1,500,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-E (1 Month LIBOR USD + 3.75%, 3.75% Floor)	3.86	% (a)	03/15/2036	1,492,813
1,000,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-E (Secured Overnight Financing Rate 30 Day Average + 2.96%, 2.85% Floor)	3.01	% (a)	09/15/2036	997,826
13,409,430	BANK, Series 2019-BN19-XFG	1.03	% (a)(b)(c)	08/15/2061	900,754
1,250,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	3.96	% (a)	08/15/2038	1,236,504
1,000,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	4.04	% (a)	06/15/2023	1,001,796
1,000,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 30 Day Average + 3.01%, 2.90% Floor)	3.06	% (a)	08/20/2035	991,769
17,739,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-XF	1.27	% (a)(b)(c)	11/10/2047	594,824
8,120,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.48	% (a)(b)(c)	03/15/2054	967,888
87,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.60%, 2.45% Floor)	2.71	% (a)	06/15/2033	82,477
1,242,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-H	3.96	% (a)(b)	12/10/2036	1,175,770
1,685,370	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	1,693,921
1,112,248	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	1,123,630
500,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.24	% (a)	12/15/2036	470,682
1,250,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	11/15/2036	1,253,804
1,000,000	GS Mortgage Securities Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.21	% (a)	08/15/2032	970,629

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(b)	05/05/2032	902,617
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-E	3.36	% (a)(b)(i)	09/15/2047	1,182,274
1,250,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.36	% (a)	11/15/2038	1,245,730
1,000,000	Morgan Stanley Capital Trust, Series 2012-C4-C	5.41	% (a)(b)	03/15/2045	996,691
636,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.46	% (a)	11/15/2034	582,227
810,080	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.25%, 3.95% Floor)	4.36	% (a)	11/11/2034	785,720
1,562,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.08	% (a)(b)	03/10/2046	1,362,080
1,222,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.96	% (b)	08/15/2051	1,285,166
562,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.95	% (a)	02/15/2032	534,255
48,314,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-XB	0.36	% (b)(c)	12/15/2049	770,439

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $26,748,647)					25,788,966

Non-Agency Residential Collateralized Mortgage Obligations - 22.1%
1,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/17/2037	1,013,362
2,000,000	AMSR Trust, Series 2021-SFR1-G	4.61	% (a)(b)	06/17/2038	2,032,850
1,100,000	Angel Oak Mortgage Trust LLC, Series 2019-2-B2	6.29	% (a)(b)	03/25/2049	1,103,821
130,685	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (a)(h)	11/25/2070	130,893
1,761,903	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (d)	03/25/2037	1,793,962
1,227,152	Connecticut Avenue Securities Trust, Series 2020-R01-1M2 (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.15	% (a)	01/25/2040	1,232,941
1,250,000	Connecticut Avenue Securities Trust, Series 2021-R01-1M2 (Secured Overnight Financing Rate 30 Day Average + 1.55%)	1.60	% (a)	10/25/2041	1,252,641
1,372,000	CSMC Trust, Series 2021-NQM4-B2	4.18	% (a)(b)	05/25/2066	1,342,560
1,400,000	FMC GMSR Issuer Trust, Series 2021-GT1-B	4.36	% (a)(b)	07/25/2026	1,388,768
1,750,000	FMC GMSR Issuer Trust, Series 2021-GT2-B	4.44	% (a)(b)	10/25/2026	1,753,355
846,338	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (a)(h)	08/25/2025	865,262
1,400,000	LHOME Mortgage Trust, Series 2021-RTL1-M	4.46	% (a)(b)	09/25/2026	1,381,180
1,205,000	Progress Residential Trust, Series 2021-SFR1-H	5.00	% (a)	04/17/2038	1,222,353
1,800,000	Progress Residential Trust, Series 2021-SFR6-G	4.00	% (a)	07/17/2038	1,788,433
1,400,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	1,379,458
1,250,000	SG Residential Mortgage Trust, Series 2021-1-B2	4.30	% (a)(b)	07/25/2061	1,228,714
1,600,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH2-M1	4.33	% (a)(b)	06/25/2055	1,617,308
296,086	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(b)	03/25/2049	298,096
149,142	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(b)	03/25/2049	150,754
297,655	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79	% (a)(b)	03/25/2049	300,780
1,400,000	Verus Securitization Trust, Series 2020-5-B2	4.71	% (a)(b)	05/25/2065	1,396,811
1,500,000	Verus Securitization Trust, Series 2021-3-B2	3.96	% (a)(b)	06/25/2066	1,474,033
1,300,000	Verus Securitization Trust, Series 2021-R1-B2	4.20	% (a)(b)	10/25/2063	1,294,608
1,100,000	VOLT LLC, Series 2021-NPL5-A2	4.83	% (a)(h)	03/27/2051	1,090,229

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $28,560,472)					28,533,172

US Corporate Bonds - 0.8%
1,050,347	United Airlines Pass-Through Trust	3.65%		01/07/2026	1,044,996

Total US Corporate Bonds (Cost $1,030,969)					1,044,996

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Mortgage Backed Obligations - 13.1%
1,263,296	Federal Home Loan Mortgage Corporation, Pool SB8088	1.50%		02/01/2036	1,267,799
1,660,424	Federal Home Loan Mortgage Corporation, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (c)(g)	07/25/2050	350,434
2,135,627	Federal Home Loan Mortgage Corporation, Series 5037-IO	3.00	% (c)	11/25/2050	322,941
5,313,839	Federal Home Loan Mortgage Corporation, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.45	% (c)(g)	06/25/2051	334,167
1,284,271	Federal National Mortgage Association, Pool MA4437	2.00%		10/01/2051	1,281,901
2,098,534	Federal National Mortgage Association, Series 2020-53-DI	3.00	% (c)	08/25/2060	349,832
1,581,998	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (c)(g)	08/25/2050	317,436
1,435,328	Federal National Mortgage Association, Series 2020-77-S (-1 x Secured Overnight Financing Rate 30 Day Average + 4.15%, 4.15% Cap)	4.10	% (c)(g)	11/25/2050	203,048
2,544,595	Federal National Mortgage Association, Series 2020-77-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 4.10%, 4.10% Cap)	4.05	% (c)(g)	11/25/2050	348,832
1,151,252	Federal National Mortgage Association, Series 2020-M10-X2	1.70	% (b)(c)	12/25/2030	140,412
2,838,386	Federal National Mortgage Association, Series 2020-M17-X1	1.34	% (b)(c)	01/25/2028	167,352
4,003,807	Federal National Mortgage Association, Series 2021-21-GI	4.00	% (c)	07/25/2043	677,999
1,300,000	Federal National Mortgage Association, Series 2021-DNA5-M2 (Secured Overnight Financing Rate 30 Day Average + 1.65%)	1.70	% (a)	01/25/2034	1,306,434
3,078,499	Government National Mortgage Association, Series 2015-80-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (c)(g)	06/20/2045	690,179
2,679,960	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	6.15	% (c)(g)	08/20/2050	550,819
1,645,327	Government National Mortgage Association, Series 2020-112-MS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	08/20/2050	306,390
3,793,673	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (c)(g)	09/20/2050	356,623
2,978,107	Government National Mortgage Association, Series 2020-138-IL	3.50	% (c)	09/20/2050	343,795
1,635,196	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.25	% (c)(g)	09/20/2050	319,660
2,163,110	Government National Mortgage Association, Series 2020-142-SD (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	09/20/2050	439,212
1,372,167	Government National Mortgage Association, Series 2020-160-LS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	10/20/2050	279,020
1,764,299	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	11/20/2050	348,816
1,708,728	Government National Mortgage Association, Series 2020-167-SD (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	11/20/2050	362,104
1,883,102	Government National Mortgage Association, Series 2020-175-BS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	11/20/2050	390,952
1,398,157	Government National Mortgage Association, Series 2020-188-LS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	11/20/2050	365,728
1,418,079	Government National Mortgage Association, Series 2020-189-SP (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	12/20/2050	249,717
3,019,548	Government National Mortgage Association, Series 2020-196-DI	2.50	% (c)	12/20/2050	417,019
1,788,134	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (c)(g)	07/20/2050	367,011

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,948,458	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 2.60% Cap)	2.50	% (c)(g)	06/20/2051	348,199
3,480,782	Government National Mortgage Association, Series 2021-117-HI	3.50	% (c)	07/20/2051	345,706
5,721,627	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	3.20	% (c)(g)	07/20/2051	353,922
3,941,977	Government National Mortgage Association, Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	3.15	% (c)(g)	08/20/2051	418,570
2,765,658	Government National Mortgage Association, Series 2021-2-IO	0.91	% (b)(c)	06/16/2063	217,609
3,248,924	Government National Mortgage Association, Series 2021-46-ES (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	2.70	% (c)(g)	03/20/2051	257,779
5,667,689	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (c)(g)	04/20/2051	344,283
3,543,213	Government National Mortgage Association, Series 2021-80-IO	0.91	% (b)(c)	12/16/2062	293,238
4,508,313	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	3.20	% (c)(g)	06/20/2051	391,938
2,405,282	Government National Mortgage Association, Series 2021-98-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	06/20/2051	385,266
2,320,953	Government National Mortgage Association, Series 2021-98-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	06/20/2051	386,045
2,372,994	Government National Mortgage Association, Series 2021-98-SW (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (c)(g)	06/20/2051	406,404

Total US Government and Agency Mortgage Backed Obligations (Cost $19,239,507)					17,004,591

US Government and Agency Obligations - 3.2%
4,300,000	United States Treasury Notes	0.50%		08/31/2027	4,103,981

Total US Government and Agency Obligations (Cost $4,306,457)					4,103,981

Short Term Investments - 14.3%
6,156,163	First American Government Obligations Fund - Class U	0.03	% (e)		6,156,163
6,154,938	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (e)		6,154,938
6,154,938	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (e)		6,154,938

Total Short Term Investments (Cost $18,466,039)					18,466,039

Total Investments - 98.9% (Cost $132,440,703)					127,881,812
Other Assets in Excess of Liabilities - 1.1%					1,391,644

NET ASSETS - 100.0%					$129,273,456

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Seven-day yield as of period end

(f)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(i)	Value determined using significant unobservable inputs.

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.1%
Non-Agency Commercial Mortgage Backed Obligations	19.9%
Collateralized Loan Obligations	16.3%
Short Term Investments	14.3%
US Government and Agency Mortgage Backed Obligations	13.1%
Asset Backed Obligations	9.2%
US Government and Agency Obligations	3.2%
Aerospace & Defense	0.8%
Other Assets and Liabilities	1.1%

100.0%

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.